Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Commitments and Contingencies
(a)	Legal Proceedings

Class Action Litigation Relating To Short Seller Investment Report

On February 14, 2017, short seller investment firm Kerrisdale Capital Management LLC published a negative piece (the "Kerrisdale Report") regarding the Pebble Project. Three putative shareholder class actions were filed against the Company and certain of its officers and directors in US federal courts. Two of the plaintiffs voluntarily dismissed their claims without prejudice while the third was dismissed by the courts. The time period for the plaintiffs to appeal has expired and there is no further opportunity for the plaintiffs to appeal the district court’s dismissal order or the appellate court’s affirmation of that decision.

Class Action Litigation Relating to the USACE’s Record of Decision

On December 4 and December 17, 2020, separate putative shareholder class action lawsuits were filed against the Company and certain of its current and former officers and directors in the U.S. District Court for the Eastern District of New York regarding the drop in the price of the Company’s stock following the interim adverse decision by the USACE regarding the Pebble Project. These cases are captioned Darish v. Northern Dynasty Minerals Ltd. et al., Case No. 1:20-cv-05917-ENV-RLM, and Hymowitz v. Northern Dynasty Minerals Ltd. et al., Case No. 1:20-cv-06126-PKC-RLM. Each of the complaints was filed on behalf of a purported class of investors who purchased shares of the Company’s stock from December 21, 2017, through November 25, 2020, the date the USACE announced its decision, and seeks damages allegedly caused by violations of the federal securities laws under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule 10b-5 promulgated thereunder. On March 17, 2021, two cases were consolidated and a lead plaintiff and counsel were appointed. The Company, which has not yet been served with the complaints, intends to defend itself vigorously against these actions.

On December 3, 2020, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and one of its underwriters in the Supreme Court of British Columbia regarding the decrease in the price of the Company’s stock following the USACE’s November 25, 2020, decision regarding the Pebble Project. The case is captioned Haddad v. Northern Dynasty Minerals Ltd. et al., Case No. VLC-S-S-2012849. The claim was filed on behalf of a purported class of investors, wherever they may reside, who acquired common shares of the Company’s stock between December 21, 2017, and November 25, 2020, and seeks damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, and (ii) its allegedly oppressive conduct. The Company has been served the claim and intends to defend itself vigorously. The underwriter has asserted contractual rights of indemnification against the Company for any loss that the underwriter may incur in connection with the lawsuit.

Given the nature of the claims, it is not currently possible for the Company to predict the outcome nor practical to determine their possible financial effect.

(b)	Short-term lease commitments

As of December 31, 2020, the Group has $91 in short-term lease commitments. These leases have fixed monthly payments for the remaining term.

(c)	Right-of-Way Annual Payment Commitments

The Group has Right-of-Way ("ROW") agreements with Alaska Native village corporations and other landowners with land holdings along proposed transportation and infrastructure routes for the Pebble Project. The Group issued the required notice pursuant to the terms of two of the ROW agreements in November 2020, and as such has a commitment for the annual toll payments due in 2021.

(d)	Pipeline Right-of-Way Bond Commitment

The Group has a bond of US$300 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition for a pipeline right-of-way to a subsidiary of the Pebble Partnership, the Pebble Pipeline Corporation. The Group is liable to the surety provider for any funds drawn by the Alaskan regulatory authorities.

(e)	Pebble Performance Dividend Commitment

The Group has a future commitment beginning at the outset of project construction at the Pebble Project to distribute cash generated from a 3% net profits royalty interest in the Pebble Project to adult residents of Bristol Bay villages that have subscribed as participants, with a guaranteed minimum aggregate annual payment of US$3,000 each year the Pebble mine operates.

(f)	Improvements to Camp Facilities

The Group has committed to fund improvements to camp facilities up to a maximum of US$350. As of December 31, 2020, US$71 in improvement costs have been incurred.